Average Annual Total Returns - VIPBalancedPortfolio-InitialServiceService2PRO - VIPBalancedPortfolio-InitialServiceService2PRO - VIP Balanced Portfolio	Apr. 30, 2025
VIP Balanced Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	15.92%
Past 5 years	10.84%
Past 10 years	9.62%
VIP Balanced Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	15.83%
Past 5 years	10.74%
Past 10 years	9.51%
VIP Balanced Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	15.58%
Past 5 years	10.57%
Past 10 years	9.35%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F0021
Average Annual Return:
Past 1 year	15.04%
Past 5 years	8.67%
Past 10 years	8.52%